Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 3		£ 3
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	471	£ 1,590	1,590
Exchange and other adjustments	1	(18)
Losses recognised in the income statement within other income	(7)	(51)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	(4)
Purchases/increases to customer loans	0	18
Sales/repayments of customer loans	(32)	(376)
Transfers into the level 3 portfolio	0	4
Transfers out of the level 3 portfolio	(12)	(653)
Balance at end of period	421	510	471
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	399	1,511	1,511
Exchange and other adjustments	0	(15)
Losses recognised in the income statement within other income	(4)	(49)
Purchases/increases to customer loans	0	18
Sales/repayments of customer loans	(30)	(374)
Transfers into the level 3 portfolio	0	4
Transfers out of the level 3 portfolio	0	(653)
Balance at end of period	365	442	399
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	(5)	(60)
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	56	65	65
Exchange and other adjustments	1	(3)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	(4)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(2)	(2)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	55	56	56
Level 3 | Derivative assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	16	14	14
Exchange and other adjustments	0	0
Losses recognised in the income statement within other income	(3)	(2)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	0	0
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(12)	0
Balance at end of period	1	12	£ 16
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	0	(2)
Level 3 | Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ (5)	£ (62)